Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions
Beginning balance	₩ 21,670,769	₩ 18,180,546
Changes in other provisions
Increase in provision	3,911,898	5,619,551
Payment	(3,018,343)	(2,053,071)
Reversal of unused amount	10,640	(86,804)
Others	(47,728)	10,547
Ending balance	22,527,236	21,670,769
Current Provisions
Reconciliation of changes in other provisions
Beginning balance	2,604,721	1,594,798
Changes in other provisions
Ending balance	2,451,664	2,604,721
Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	19,066,048	16,585,748
Changes in other provisions
Ending balance	20,075,572	19,066,048
Provisions for employment benefits
Reconciliation of changes in other provisions
Beginning balance	975,619	976,347
Changes in other provisions
Increase in provision	1,078,382	900,033
Payment	(1,028,218)	(879,980)
Reversal of unused amount	0	(20,781)
Others	(1,209)	0
Ending balance	1,024,574	975,619
Provisions for employment benefits | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	975,619	976,347
Changes in other provisions
Ending balance	1,024,574	975,619
Litigation provisions
Reconciliation of changes in other provisions
Beginning balance	88,398	77,793
Changes in other provisions
Increase in provision	81,990	59,366
Payment	(34,662)	(17,236)
Reversal of unused amount	(22,724)	(31,525)
Others	0	0
Ending balance	113,002	88,398
Litigation provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	39,177	40,157
Changes in other provisions
Ending balance	46,287	39,177
Litigation provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	49,221	37,636
Changes in other provisions
Ending balance	66,715	49,221
Provisions For Nuclear Plants Restoration
Reconciliation of changes in other provisions
Beginning balance	15,994,039	13,388,134
Changes in other provisions
Increase in provision	1,028,580	2,639,562
Payment	(47,735)	(33,657)
Reversal of unused amount	0	0
Others	0	0
Ending balance	16,974,884	15,994,039
Provisions For Nuclear Plants Restoration | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0	0
Changes in other provisions
Ending balance	0	0
Provisions For Nuclear Plants Restoration | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	15,994,039	13,388,134
Changes in other provisions
Ending balance	16,974,884	15,994,039
Spent fuel recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,355,280	1,291,354
Changes in other provisions
Increase in provision	394,642	440,029
Payment	(395,921)	(376,103)
Reversal of unused amount	0	0
Others	0	0
Ending balance	1,354,001	1,355,280
Spent fuel recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	401,741	0
Changes in other provisions
Ending balance	487,529	401,741
Spent fuel recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	953,539	1,291,354
Changes in other provisions
Ending balance	866,472	953,539
Radioactive waste recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,888,082	1,685,008
Changes in other provisions
Increase in provision	71,529	209,551
Payment	(67,998)	(6,787)
Reversal of unused amount	0	0
Others	0	310
Ending balance	1,891,613	1,888,082
Radioactive waste recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	77,053	4,310
Changes in other provisions
Ending balance	46,369	77,053
Radioactive waste recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	1,811,029	1,680,698
Changes in other provisions
Ending balance	1,845,244	1,811,029
PCBs recovery provisions
Reconciliation of changes in other provisions
Beginning balance	152,981	147,668
Changes in other provisions
Increase in provision	3,017	14,251
Payment	(14,839)	(8,938)
Reversal of unused amount	(22,140)	0
Others	0	0
Ending balance	119,019	152,981
PCBs recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	152,981	147,668
Changes in other provisions
Ending balance	119,019	152,981
Other recovery provisions
Reconciliation of changes in other provisions
Beginning balance	10,773	10,477
Changes in other provisions
Increase in provision	15,280	2,020
Payment	0	(2,033)
Reversal of unused amount	0
Others	(213)	309
Ending balance	25,840	10,773
Other recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	10,773	10,477
Changes in other provisions
Ending balance	25,840	10,773
Power plant regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	140,133	137,668
Changes in other provisions
Increase in provision	39,445	41,341
Payment	(42,935)	(48,390)
Reversal of unused amount	0	0
Others	7,629	9,514
Ending balance	144,272	140,133
Power plant regional support program provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	140,133	137,668
Changes in other provisions
Ending balance	144,272	140,133
Transmission regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	139,785	151,698
Changes in other provisions
Increase in provision	151,796	169,616
Payment	(194,686)	(181,529)
Reversal of unused amount	0	0
Others	0	0
Ending balance	96,895	139,785
Transmission regional support program provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	139,785	151,698
Changes in other provisions
Ending balance	96,895	139,785
Provisions for tax
Reconciliation of changes in other provisions
Beginning balance	0	6,845
Changes in other provisions
Increase in provision	0	0
Payment	(24)	0
Reversal of unused amount	25	(6,847)
Others	(1)	2
Ending balance	0	0
Provisions for tax | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0	6,845
Changes in other provisions
Ending balance	0	0
Provisions for tax | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0	0
Changes in other provisions
Ending balance	0	0
Provisions for financial guarantee
Reconciliation of changes in other provisions
Beginning balance	81,357	15,586
Changes in other provisions
Increase in provision	11,303	83,910
Payment	(20,962)	(16,589)
Reversal of unused amount	(5,317)	(1,551)
Others	(27)	1
Ending balance	66,354	81,357
Provisions for financial guarantee | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	111	1,320
Changes in other provisions
Ending balance	22,250	111
Provisions for financial guarantee | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	81,246	14,266
Changes in other provisions
Ending balance	44,104	81,246
Provisions for RPS
Reconciliation of changes in other provisions
Beginning balance	2,889	93,919
Changes in other provisions
Increase in provision	494,199	222,119
Payment	(487,962)	(313,149)
Reversal of unused amount	0	0
Others	0	0
Ending balance	9,126	2,889
Provisions for RPS | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	2,889	93,919
Changes in other provisions
Ending balance	9,126	2,889
Provisions for greenhouse gas emissions obligations
Reconciliation of changes in other provisions
Beginning balance	682,459	136,187
Changes in other provisions
Increase in provision	331,684	724,002
Payment	(633,482)	(152,463)
Reversal of unused amount	65,389	(25,267)
Others	(52,929)	0
Ending balance	393,121	682,459
Provisions for greenhouse gas emissions obligations | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	682,459	136,187
Changes in other provisions
Ending balance	393,121	682,459
Others
Reconciliation of changes in other provisions
Beginning balance	158,974	61,862
Changes in other provisions
Increase in provision	210,051	113,751
Payment	(48,919)	(16,217)
Reversal of unused amount	(4,593)	(833)
Others	(978)	411
Ending balance	314,535	158,974
Others | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	145,754	46,347
Changes in other provisions
Ending balance	181,241	145,754
Others | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	13,220	15,515
Changes in other provisions
Ending balance	₩ 133,294	₩ 13,220